CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - RETAINED EARNINGS (Details)	12 Months Ended
Mar. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%